Related party transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related party transactions
Schedule of related party transactions

				Predecessor
	Successor Registrant			Registrant
			Period from May	Period from January
			26, 2011 through	1, 2011 through
	2013	2012	December 31, 2011	May 25, 2011
Revenues from:
Satellite services - Mexican federal government	$—	$—	$—	$2,225
Enlaces (Discontinued operation)	4,178	4,715	3,044	2,153
Satellite capacity to Mexican federal government	—	—	—	977
Loral	—	—	—	119

Expenses from:
Rent of control centers - Mexican government	—	—	—	225
Professional fees - Intenal Mexican	372	144	—	—

Capital expenditures for:
Construction Satmex 8 — Loral	—	—	—	148,932